Revenue and government financing for research expenditures - Additional Information (Details) € in Thousands, $ in Thousands													1 Months Ended								4 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024 EUR (€)	Dec. 19, 2023 EUR (€) option	Jul. 11, 2023 EUR (€)	Apr. 03, 2023 USD ($)	Apr. 03, 2023 EUR (€)	Jan. 25, 2023 USD ($)	Jan. 25, 2023 EUR (€)	Aug. 02, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jan. 05, 2021 EUR (€)	Dec. 07, 2020 USD ($)	Jun. 30, 2023 EUR (€)	Mar. 31, 2023 EUR (€) option	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Oct. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2024 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2025 USD ($) option	Dec. 31, 2025 EUR (€) option	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 09, 2024	Jul. 25, 2024	Dec. 31, 2019 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements																								€ 2,787		€ 12,622	€ 51,901
2015 monalizumab agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements									$ 14,000	€ 13,400
Initial payment | $																												$ 250,000
Exercise of option | $																				$ 100,000
Revenue from favorable cumulative adjustment																															€ 38,300
Milestone payment received									50,000	47,700		$ 50,000				$ 50,000		$ 50,000
2015 monalizumab agreement, with AstraZeneca | Collaboration liabilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions									$ 36,000	€ 34,300														141		401	(173)
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements																								0		0	0
Milestone payment received | $								$ 5,000							$ 5,000				$ 5,000
Other revenue, reinvoicing external expenses under agreement																								1,666		2,060	1,165
IPH6101 agreement, with Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements																								€ 0		4,000	2,000
Milestone payment received	€ 4,000												€ 2,000
Agreements with Genzyme for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received														€ 25,000
Advance received														25,000
Advance received - exclusive license														18,500
Advance received - research work														1,500
Advance received - additional targets														5
Milestone payment received - option exercised														15,000
Agreements with Sanofi for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements | $																									$ 1,700
Milestone payment received		€ 15,000	€ 2,000								€ 7,000						€ 3,000				€ 4,000	€ 3,000
Advance received							€ 31,800
Advance received - exclusive license							€ 18,500							13,300
Advance received - research work														€ 1,700									$ 400		$ 400
Number of exclusive options granted | option		2												2									2	2
Number of options excercised for licenses | option		1
Milestone payment received - option exercised | $						$ 13,300
Termination notice period (in days)																													90 days
Agreement with Takeda on research of Antibody Drug Conjugates (ADC)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Initial payment				$ 5,000	€ 4,600
Termination notice period (in days)																														90 days
Agreement with Takeda on research of Antibody Drug Conjugates (ADC) | Collaboration liabilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions																								€ 0		€ 0	€ 8,200